Net Loss Per Share Attributable to Common Shareholders	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Earnings Per Share [Abstract]
Net Loss Per Share Attributable to Common Shareholders
Note 14. Net Loss Per Share Attributable to
Common
Shareholders
The following table sets forth the computation of basic and dilutive net loss per share attributable to common stockholders for the three and nine months ended September 30, 2024 and 2023:

	Three months ended September 30,		Nine months ended September 30,
	2024	2023	2024	2023
Numerator:
Net loss	$(25,607)	$(11,994)	$(54,503)	$(62,864)

Denominator:
Weighted-average number of shares outstanding used to compute net loss per share attributable to common stockholders, basic and diluted	17,478,371	3,551,881	17,466,606	3,551,881

Net loss per share attributable to common stockholders, basic and diluted	$(1.47)	$(3.38)	$(3.12)	$(17.70)

The following potentially dilutive securities were excluded from the calculation of diluted net loss per share attributable to common shareholders for the periods presented because the impact of including them would have been anti-dilutive for the three and nine months ended September 30, 2024 and 2023:

	Three months ended September 30,				Nine months ended September 30,
	2024		2023		2024		2023
Redeemable convertible preferred stock	44,494,703		44,494,703		44,494,703		44,494,703
Stock options	16,330,351		16,444,551		16,330,351		16,444,551
Restricted stock units	4,799,856		10,945,814		4,799,856		10,945,814
Series D and D-2 preferred stock warrants	756,172		1,094,667		756,172		1,094,667
Pay-to-Play warrants (estimated See Note 8)	764,330		801,463		764,330		801,463
Convertible Notes warrants – 2023		(a)		(a)		(a)		(a)
Common stock warrants	—		2,063		—		2,063
Pre-funded warrant (estimated See Note 8)	2,000,000		—		2,000,000		—
Pre-funded warrant April 2024 (estimated See Note 8)	4,500,000		—		4,500,000		—

Total potentially dilutive shares	73,645,412		73,783,261		73,645,412		73,783,261

(a)	The number of warrants shares to be issued upon exercise of the 2023 Convertible Note Warrants is not determinable as of September 30, 2024 due to the variable settlement terms (see Note 8).

Note 15. Net Loss Per Share Attributable to
Common
Shareholders
The following table sets forth the computation of basic and dilutive net loss per share attributable to common stockholders for the years ended December 31, 2023 and 2022:

	2023	2022
Numerator:
Net loss	$(87,589)	$(104,630)
Less: Deemed Dividend associated with preferred stock warrants issued with issuance of preferred stock	—	(1,635)
Less: Change in value of preferred stock subject to possible redemption	—	(1,826)
Add: Effect of exchange of preferred stock (See Note 11)	—	1,636

Net loss allocable to common stockholders	$(87,589)	$(106,455)

Denominator:
Weighted-average number of shares outstanding used to compute net loss per share attributable to common stockholders, basic and diluted	4,213,244	1,445,089

Net loss per share attributable to common stockholders, basic and diluted	$(20.79)	$(73.67)

The following potentially dilutive securities were excluded from the calculation of diluted net loss per share attributable to common shareholders for the periods presented because the impact of including them would have been anti-dilutive as of December 31, 2023 and 2022:

	2023		2022
Redeemable convertible preferred stock	44,494,703		16,498,279
Stock options	16,437,980		1,325,844
Restricted stock units	4,916,829		137,909
Series D and D-2 preferred stock warrants	1,094,667		757,717
Pay-to-Play warrants (estimated See Note 9)	721,086		726,563
Convertible Notes warrants – 2023		(a)	—
Common stock warrants	2,063		35,754
Pre-funded warrant (estimated see Note 9)	7,007,582		—

Total potentially dilutive shares	74,674,910		19,482,066

(a)	The number of warrants shares to be issued upon exercise of the 2023 Convertible Note Warrants is not determinable as of December 31, 2023 due to the variable settlement terms (see Note 9).